Note D - Loans and Allowance for Loan Losses - Allowance for Loan Losses Activity by Portfolio Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Balance	$ 6,648	$ 8,334	$ 6,155
Provision for loan losses	2,826	1,090	2,787
Loans charged off	(3,203)	(4,251)	(1,979)
Recoveries	1,428	1,475	1,371
Balance	7,699	6,648	8,334
Residential Portfolio Segment [Member]
Balance	1,087	1,426	1,169
Provision for loan losses	(63)	103	458
Loans charged off	(384)	(828)	(487)
Recoveries	299	386	286
Balance	939	1,087	1,426
Commercial Real Estate Portfolio Segment [Member]
Balance	1,959	4,195	2,914
Provision for loan losses	2,287	(469)	1,408
Loans charged off	(63)	(1,971)	(235)
Recoveries	132	204	108
Balance	4,315	1,959	4,195
Commercial and Industrial Portfolio Segment [Member]
Balance	2,589	1,602	1,279
Provision for loan losses	(1,112)	777	(28)
Loans charged off	(586)	(24)	(41)
Recoveries	16	234	392
Balance	907	2,589	1,602
Consumer Portfolio Segment [Member]
Balance	1,013	1,111	793
Provision for loan losses	1,714	679	949
Loans charged off	(2,170)	(1,428)	(1,216)
Recoveries	981	651	585
Balance	$ 1,538	$ 1,013	$ 1,111